Appendix II: Board and Senior Management Compensation - Compensation Allocation of Board and Senior Management (Details)	12 Months Ended
Dec. 31, 2022 EUR (€)
Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Short-term variable compensation	€ 3,807,738
Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Short-term variable compensation	2,640,000
Directors | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Salary	1,923,100
Fixed remuneration	0
Attendance fees	0
Short-term variable compensation	4,198,897
Compensation for belonging to Committees of the Board	0
Other items	6,085
Total	6,128,082
Directors | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	200,000
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	80,000
Other items	0
Total	280,000
Directors | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	200,000
Attendance fees	9,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	91,200
Other items	0
Total	300,200
Directors | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	200,000
Attendance fees	24,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	113,600
Other items	0
Total	337,600
Directors | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Salary	1,600,000
Fixed remuneration	0
Attendance fees	0
Short-term variable compensation	2,911,200
Compensation for belonging to Committees of the Board	0
Other items	24,514
Total	4,535,714
Directors | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Attendance fees	30,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	33,600
Other items	0
Total	183,600
Directors | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Attendance fees	19,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	113,600
Other items	0
Total	252,600
Directors | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Attendance fees	32,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	33,600
Other items	0
Total	185,600
Directors | Ms. María Luisa García Blanco
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Attendance fees	32,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	44,800
Other items	0
Total	196,800
Directors | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Attendance fees	23,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	113,600
Other items	0
Total	256,600
Directors | Ms. Verónica Pascual Boé
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Attendance fees	7,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	11,200
Other items	0
Total	138,200
Directors | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Attendance fees	33,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	124,800
Other items	0
Total	277,800
Directors | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	120,000
Directors | Maria Rotondo Urcola
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Attendance fees	20,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	22,400
Other items	0
Total	162,400
Directors | Ms. Claudia Sender Ramírez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	120,000
Attendance fees	18,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	22,400
Other items	0
Total	160,400
Other Companies | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	90,000
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	87,500
Total	177,500
Other Companies | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	90,457
Total	90,457
Other Companies | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	80,000
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items
Total	80,000
Other Companies | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Ms. María Luisa García Blanco
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	87,500
Total	87,500
Other Companies | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	119,000
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	119,000
Other Companies | Ms. Verónica Pascual Boé
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	60,457
Total	60,457
Other Companies | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	170,727
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	155,000
Total	325,727
Other Companies | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Maria Rotondo Urcola
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Ms. Claudia Sender Ramírez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed remuneration	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	127,957
Total	€ 127,957